                                   [NEUBERGER BERMAN LOGO]

Neuberger Berman
INCOME TRUST-REGISTRATION TRADEMARK-

Limited Maturity Bond Trust              ANNUAL REPORT
                                         OCTOBER 31, 2000

TABLE OF CONTENTS


    THE TRUST

    CHAIRMAN'S LETTER                              A-4

    GROWTH OF A DOLLAR CHART
      COMPARISON OF A $10,000 INVESTMENT           A-7

    FINANCIAL STATEMENTS                           B-1

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA                               B-7

    REPORT OF INDEPENDENT AUDITORS                 B-9

    THE PORTFOLIO

    SCHEDULE OF INVESTMENTS                        C-1

    FINANCIAL STATEMENTS                           C-8

    FINANCIAL HIGHLIGHTS                          C-14

    REPORT OF INDEPENDENT AUDITORS                C-15

    DIRECTORY                                      D-1

    OFFICERS AND TRUSTEES                          D-2

The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this report are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-2000 Neuberger Berman Management Inc.

CHAIRMAN'S LETTER                                              December 20, 2000

Dear Shareholder,
  In fiscal 2000, fixed-income markets constituted something of a tale of two cities. For the first six months, the great majority of investors continued to sell bonds and buy equities. Investors seemed to view fixed income of all classes as an afterthought, as they chased the high returns of equities, and more specifically the stocks of the so-called new economy. But by the end of the period, investors were beginning to see the benefits of cash and bond funds, as they looked for vehicles offering relative safety in a storm. While investors in taxable cash products did extremely well, results for most of our other taxable fixed-income funds were muted but positive nonetheless.
  The fixed-income markets for the year were dominated by the U.S. Government buyback of Treasury securities. These gigantic purchases created a relative scarcity of Treasuries, causing their prices to soar while the rest of the bond market languished. The yield difference between Treasuries and most other sectors of the market widened to 10-year highs. Other trends exacerbated this dichotomy: The U.S. Government Agency bond market was fraught with concern that proposed legislation would end government guarantees. The corporate market was affected by high oil prices, a weak Euro and increasing earnings and credit problems that caused more credit downgrades than upgrades -- and much market volatility.
  At Neuberger Berman, we have taken pride in our contrarian approach. During this fiscal year, we saw negative investor sentiment as an opportunity to buy weaker sectors with higher yields, while selling into the strength of U.S. Treasury bonds. High-quality bonds in many sectors now yield between 6.0% and 7.5%. From our perspective as long-term investors, we believe that the scheduled return of principal that comes with yields now available from high-quality bonds make the bond market overall a wonderful investment opportunity.
  In the year ahead, we will continue to add value to the fixed-income investment process. We still consider many market sectors to be attractive as Treasury supplies shrink. As always, we focus first on high credit quality and the return of principal. We continue to adhere to our traditional strategy: looking for undervalued securities in the most fundamentally attractive sectors, while carefully managing risk. We are confident that these remain the best tools to enhance the income from the capital you have entrusted to us.

    LIMITED MATURITY BOND TRUST Although the Federal Reserve Board raised short-term interest rates four times during fiscal 2000, the federal buyback of U.S. Treasury bonds dominated the markets. Investors flocked to Treasury bonds at the expense of other sectors. U.S. Treasuries emerged as the clear winner over non-Treasury sectors, especially corporate bonds.
  The Limited Maturity Bond Trust returned 4.50%, compared to the Merrill Lynch 1-3 Year Treasury Index, which returned 6.07%. Although our diversified strategy fell short of expectations, we believe we are positioned well to reap future rewards. Investment-grade corporate bonds, which performed poorly as a class in fiscal 2000, reached their widest spreads relative to Treasury securities in the last decade.* While no one can predict the future, this range of spreads has historically signaled a good buying opportunity. Our portfolio also has substantial weightings in mortgage-backed and U.S. agency bonds, which feature attractive yields as well.
  In keeping with traditional Neuberger Berman strategy, we have maintained an extremely high credit profile in the portfolio, finishing the fiscal year with a portfolio average quality of AA-. Although we were subject to the volatility of credit spreads that affected even highly rated issuers, we believe the portfolio is solid from a credit standpoint.
  Periods of volatility are painful, but they do create opportunities. During the fiscal year, we made several changes in sector allocation to boost returns. We substantially increased our weighting in U.S. agencies from 1.5% to over 9.8% of portfolio net assets to take advantage of very wide spreads. We increased our corporate weighting from 32.6% of the portfolio at the end of fiscal 1999 to 37.5% at the end of this year. We temporarily cut the corporate sector weighting in the spring of 2000, but increased corporate bond holdings afterwards to take advantage of wider spreads. We raised our holdings of asset-backed securities to 8.7% of the portfolio, from 7.0%. On the other hand, we decreased holdings of mortgage-backed securities to 21.0% of the portfolio, from 30.1% a year ago. Similarly, we cut exposure to bank and financial debt to 13.8% of the portfolio, from 16.9%; Treasury securities fell to 5.4% of the portfolio from 7.6%. And foreign government securities fell to 1.0% of the portfolio from 5.8%.
  The portfolio's average weighted duration at the close of the period was 2.3 years. Recent changes in the yield curve provide good returns with shorter-duration bonds.
  Looking ahead to fiscal 2001, we expect to continue to benefit from our conservative management. The earnings environment may continue to be difficult for much of fiscal 2001, but we believe our careful positioning with high-quality credits should help insulate shareholders. Furthermore, we believe that yields remain quite attractive, falling in a range that has historically signaled good opportunities. We also believe that limited maturity bonds continue to be a good opportunity for long-term investors who wish to offset some of the risks of equity investing.

Sincerely,

/s/ Peter Sundman

Peter Sundman
Chairman of the Board,
Chief Executive Officer and Trustee
Neuberger Berman Income Trust

*Merrill Lynch Corporate Master Index

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                October 31, 2000
----------------------------------------------------------------------
          Limited Maturity Bond Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN(1)
                             MERRILL LYNCH
         LIMITED MATURITY      1-3 YEAR
            BOND TRUST     TREASURY INDEX(2)
1 YEAR             +4.50%             +6.07%
5 YEAR             +4.65%             +5.82%
10 YEAR            +5.72%             +6.42%

                          Merrill Lynch
      Limited Maturity         1-3 Year
            Bond Trust   Treasury Index
1990           $10,000          $10,000
1991           $11,089          $11,128
1992           $11,962          $12,039
1993           $12,826          $12,740
1994           $12,827          $12,892
1995           $13,899          $14,045
1996           $14,635          $14,875
1997           $15,642          $15,840
1998           $16,392          $17,060
1999           $16,698          $17,570
2000           $17,448          $18,638

   The performance information for Neuberger Berman Limited Maturity Bond Trust ("Limited Maturity Bond Trust") is as of October 31, 2000. Limited Maturity Bond Trust commenced operations on August 30, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger Berman Limited Maturity Bond Fund ("Sister Fund"), which is also managed by Neuberger Berman Management Inc. ("Management"). The performance information shown in the above chart for the period before August 30, 1993, is for the Sister Fund. Management has voluntarily undertaken to reimburse Limited Maturity Bond Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) which, in the aggregate, exceed .80% per annum of Limited Maturity Bond Trust's average daily net assets. This arrangement can be terminated upon 60 days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of its Sister Fund.
1. "Total Return" includes reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.
2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                                     October 31,
(000'S OMITTED EXCEPT PER SHARE AMOUNT)                 2000
                                                    -------------
ASSETS
      Investment in Portfolio, at value (Note A)    $     26,968
      Receivable for Trust shares sold                         4
                                                    -------------
                                                          26,972
                                                    -------------
LIABILITIES
      Accrued expenses                                        68
      Payable for Trust shares redeemed                        9
      Payable to administrator -- net (Note B)                 6
                                                    -------------
                                                              83
                                                    -------------
NET ASSETS at value                                 $     26,889
                                                    -------------

NET ASSETS consist of:
      Par value                                     $          3
      Paid-in capital in excess of par value              30,456
      Accumulated net realized losses on
        investment                                        (3,020)
      Net unrealized depreciation in value of
        investment                                          (550)
                                                    -------------
NET ASSETS at value                                 $     26,889
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                        3,030
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $8.88
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                                       For the
                                                        Year
                                                        Ended
                                                     October 31,
(000'S OMITTED)                                         2000
                                                     -----------
INVESTMENT INCOME
    Investment income from Portfolio (Note A)        $    2,576
                                                     -----------
    Expenses:
      Administration fee (Note B)                           179
      Shareholder reports                                    55
      Registration and filing fees                           40
      Legal fees                                             25
      Shareholder servicing agent fees                       18
      Custodian fees                                         10
      Auditing fees                                           5
      Trustees' fees and expenses                             2
      Miscellaneous                                           2
      Expenses from Portfolio (Notes A & B)                 120
                                                     -----------
        Total expenses                                      456
      Expenses reimbursed by administrator and
        reduced by custodian fee expense offset
        arrangement (Note B)                               (169)
                                                     -----------
        Total net expenses                                  287
                                                     -----------
        Net investment income                             2,289
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM PORTFOLIO (NOTE A)
    Net realized loss on investment securities           (1,435)
    Net realized loss on foreign currency
      transactions                                         (110)
    Change in net unrealized depreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts                            729
                                                     -----------
        Net loss on investments from Portfolio
          (Note A)                                         (816)
                                                     -----------
        Net increase in net assets resulting from
          operations                                 $    1,473
                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                                     Year
                                                    Ended
                                                 October 31,
(000'S OMITTED)                               2000          1999
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     2,289   $     3,241
    Net realized loss on investments
      from Portfolio (Note A)                  (1,545)         (710)
    Change in net unrealized
      appreciation (depreciation) of
      investments from Portfolio
      (Note A)                                    729        (1,534)
                                          --------------------------
    Net increase in net assets resulting
      from operations                           1,473           997
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (2,174)       (3,241)
    Excess of net investment income                --           (73)
    Tax return of capital                        (115)           --
                                          --------------------------
    Total distributions to shareholders        (2,289)       (3,314)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                  10,839        20,223
    Proceeds from reinvestment of
      dividends                                 2,279         3,226
    Payments for shares redeemed              (26,962)      (40,004)
                                          --------------------------
    Net decrease from Trust share
      transactions                            (13,844)      (16,555)
                                          --------------------------
NET DECREASE IN NET ASSETS                    (14,660)      (18,872)
NET ASSETS:
    Beginning of year                          41,549        60,421
                                          --------------------------
    End of year                           $    26,889   $    41,549
                                          --------------------------

NUMBER OF TRUST SHARES:
    Sold                                        1,214         2,175
    Issued on reinvestment of dividends           256           349
    Redeemed                                   (3,024)       (4,335)
                                          --------------------------
    Net decrease in shares outstanding         (1,554)       (1,811)
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                                October 31, 2000
----------------------------------------------------------------------
          Income Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Limited Maturity Bond Trust (the "Fund") is a separate operating series of Neuberger Berman Income Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated
   May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in Neuberger Berman Limited Maturity Bond Portfolio of Income Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (13.82% at October 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) TAXES: The Fund is treated as a separate entity for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ( $86, $11,896, $51,062, $70,825, $48,668, $580,400, $806,750, and $1,447,894
   expiring in 2001, 2002, 2003, 2004, 2005, 2006, 2007, and 2008, respectively, determined as of October 31, 2000), it is the policy of the Fund not to distribute such gains. The capital loss carryforwards shown above for the Fund include $26,716 expiring in 2003, which was acquired on February 27, 1998, in the merger with Neuberger Berman Ultra Short Bond Trust. The use of these losses to offset future gains may be limited in a given year.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: The Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.50% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Portfolio (see Note B of Notes to Financial Statements of the Portfolio).
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata portion of the Portfolio's operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.80% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended October 31, 2000, such excess expenses amounted to $167,032.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   The Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Portfolio, was a reduction of $2,390.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 2000, additions and reductions in the Fund's investment in the Portfolio amounted to $6,772,000 and $23,152,000, respectively.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Trust(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                      Year Ended October 31,
                                             2000     1999     1998     1997     1996
                                             -----------------------------------------
Net Asset Value, Beginning of Year           $9.06    $9.45    $9.57    $9.53    $9.61
                                             -----------------------------------------
Income From Investment Operations
    Net Investment Income                      .57      .56      .57      .60      .57
    Net Gains or Losses on Securities
     (both realized and unrealized)           (.18)    (.39)    (.12)     .04     (.08)
                                             -----------------------------------------
      Total From Investment Operations         .39      .17      .45      .64      .49
                                             -----------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.54)    (.55)    (.57)    (.60)    (.57)
    Distributions (in excess of net
     investment income)                         --     (.01)      --       --       --
    Tax return of capital                     (.03)      --       --       --       --
                                             -----------------------------------------
      Total Distributions                     (.57)    (.56)    (.57)    (.60)    (.57)
                                             -----------------------------------------
Net Asset Value, End of Year                 $8.88    $9.06    $9.45    $9.57    $9.53
                                             -----------------------------------------
Total Return(2)                              +4.50%   +1.86%   +4.79%   +6.88%   +5.29%
                                             -----------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $26.9    $41.5    $60.4    $37.4    $21.2
                                             -----------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                             .80%     .81%     .80%     .80%     .81%
                                             -----------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(4)                                 .80%     .80%     .80%     .80%     .80%
                                             -----------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                       6.34%    5.87%    5.94%    6.25%    6.06%
                                             -----------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                                October 31, 2000
----------------------------------------------------------------------
          Limited Maturity Bond Trust
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses.
3) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
4) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                          Year Ended October 31,
                                                 2000     1999     1998     1997     1996
------------------------------------------------------------------------------------------
Net Expenses                                     1.26%    1.12%    1.22%    1.24%    1.91%
                                                 -----------------------------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Neuberger Berman Income Trust and Shareholders of:
Neuberger Berman Limited Maturity Bond Trust

   We have audited the accompanying statement of assets and liabilities of the Neuberger Berman Limited Maturity Bond Trust, one of the series constituting Neuberger Berman Income Trust (the "Trust"), as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of Neuberger Berman Income Trust at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 4, 2000

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 2000

--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

      Principal
       Amount                                               Rating(1)            Value(2)
   (000's omitted)                                     Moody's       S&P      (000's omitted)
---------------------                                  --------   ---------   ---------------
                       U.S. TREASURY SECURITIES
                       (5.4%)
       $ 1,790         U.S. Treasury Notes, 6.50%,
                       due 3/31/02                      TSY          TSY         $  1,798
         5,355         U.S. Treasury Notes, 6.25%,
                       due 6/30/02                      TSY          TSY            5,372
         2,890         U.S. Treasury Notes, 6.00%,
                       due 8/15/04                      TSY          TSY            2,902
           485         U.S. Treasury
                       Inflation-Indexed Notes,
                       3.375%, due 1/15/07              TSY          TSY              472
                                                                                 --------
                       TOTAL U.S. TREASURY SECURITIES
                       (COST $10,443)                                              10,544
                                                                                 --------
                       U.S. GOVERNMENT AGENCY
                       SECURITIES (9.8%)
         8,830         Fannie Mae, Notes, 4.625%,
                       due 10/15/01                     AGY          AGY            8,674
        10,000         Fannie Mae, Notes, 6.25%,
                       due 11/15/02                     AGY          AGY            9,962
           510         Freddie Mac, Notes, 5.75%,
                       due 7/15/03                      AGY          AGY              502
                                                                                 --------
                       TOTAL U.S. GOVERNMENT AGENCY
                       SECURITIES
                       (COST $19,117)                                              19,138
                                                                                 --------
                       MORTGAGE-BACKED SECURITIES
                       (21.0%)
         1,464         GE Capital Mortgage Services,
                       Inc., REMIC Pass-Through
                       Certificates, Ser. 1998-25,
                       Class B3, 6.25%, due 12/25/28   BB(3)                        1,023(4)
           936         Norwest Asset Securities
                       Corp., Mortgage Pass-Through
                       Certificates, Ser. 1999-13,
                       6.75%, due 5/25/29              BB(3)                          691(4)
         1,098         GE Capital Mortgage Services,
                       Inc., REMIC Pass-Through
                       Certificates, Ser. 1999-11,
                       Class B3, 6.50%, due 7/25/29    BB(3)                          798(4)
           965         Morgan Stanley Capital I Inc.,
                       Commercial Mortgage
                       Pass-Through Certificates,
                       Ser. 1998-HF2, 6.01%,
                       due 11/15/30                    BB(3)                          688(4)
FANNIE MAE
         3,430         Pass-Through Certificates,
                       7.00%,
                       due 9/1/03 & 6/1/11              AGY          AGY            3,435
         8,678         Pass-Through Certificates,
                       6.50%,
                       due 5/1/13 & 5/1/14              AGY          AGY            8,529

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                               Rating(1)            Value(2)
   (000's omitted)                                     Moody's       S&P      (000's omitted)
---------------------                                  --------   ---------   ---------------
FREDDIE MAC
       $    --         Mortgage Participation
                       Certificates, 10.50%,
                       due 12/1/00                      AGY          AGY         $     --
            52         Mortgage Participation
                       Certificates, 8.50%,
                       due 10/1/01                      AGY          AGY               52
            98         ARM Certificates, 7.00%,
                       due 1/1/17                       AGY          AGY               98
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
            55         Pass-Through Certificates,
                       7.50%, due 10/15/09-9/15/10      AGY          AGY               56
           109         Pass-Through Certificates,
                       12.00%, due 5/15/12-3/15/15      AGY          AGY              121
         2,923         Pass-Through Certificates,
                       7.00%, due 4/15/11 & 12/15/28    AGY          AGY            2,900
        22,156         Pass-Through Certificates,
                       8.00%, due 5/15/30-8/15/30       AGY          AGY           22,516
                                                                                 --------
                       TOTAL MORTGAGE-BACKED
                       SECURITIES (COST $40,917)                                   40,907
                                                                                 --------
                       ASSET-BACKED SECURITIES (8.7%)
         2,180         Honda Auto Lease Trust,
                       Ser. 1999-A, Class A4, 6.45%,
                       due 9/16/02                      Aaa          AAA            2,174
           237         Navistar Financial Owner
                       Trust, Ser. 1996-B,
                       Class A-3, 6.33%, due 4/21/03    Aaa          AAA              237
           405         Chevy Chase Auto Receivables
                       Trust, Ser. 1996-2, Class A,
                       5.90%, due 7/15/03               Aaa          AAA              403
           600         Daimler Chrysler Auto Trust,
                       Ser. 2000-A, Class A3, 7.09%,
                       due 12/6/03                      Aaa          AAA              603
         6,500         Ford Credit Auto Owner Trust,
                       Ser. 2000-C, Class A4, 7.24%,
                       due 2/15/04                      Aaa          AAA            6,532
         4,120         Nissan Auto Receivables Owner
                       Trust, Ser. 2000-B,
                       Class A3, 7.25%, due 4/15/04     Aaa          AAA            4,158

                                                                October 31, 2000
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                               Rating(1)            Value(2)
   (000's omitted)                                     Moody's       S&P      (000's omitted)
---------------------                                  --------   ---------   ---------------
       $ 1,250         Ford Credit Auto Owner Trust,
                       Ser. 2000-E, Class A4, 6.74%,
                       due 6/15/04                      Aaa          AAA         $  1,252
         1,500         Daimler Chrysler Auto Trust,
                       Ser. 2000-C, Class A3, 6.82%,
                       due 9/6/04                       Aaa          AAA            1,504
                                                                                 --------
                       TOTAL ASSET-BACKED SECURITIES
                       (COST $16,773)                                              16,863
                                                                                 --------
                       BANKS & FINANCIAL INSTITUTIONS
                       (13.8%)
         1,470         Dime Bancorp, Inc., Notes,
                       6.375%, due 1/30/01              Ba1         BBB-            1,465
         1,500         Dime Bancorp, Inc., Notes,
                       7.00%, due 7/25/01               Ba1         BBB-            1,494
         2,185         Donaldson, Lufkin & Jenrette,
                       Inc., Senior Notes, 5.875%,
                       due 4/1/02                        A3          A-             2,153
         1,000         MBNA America Bank N.A.,
                       Subordinated Notes, 7.25%,
                       due 9/15/02                      Baa2         BBB              999
         3,350         Banc One Corp., Medium-Term
                       Notes, 6.375%, due 10/1/02       Aa3           A             3,312
         1,400         Merrill Lynch & Co., Inc.,
                       Notes, 6.00%, due 2/12/03        Aa3          AA-            1,373
         2,250         Bank of America Corp.,
                       Subordinated Notes, 6.85%,
                       due 3/1/03                       Aa3           A             2,245
         2,040         Bear Stearns Co., Inc., Notes,
                       6.20%, due 3/30/03                A2           A             1,991
         3,025         Lehman Brothers Holdings Inc.,
                       Medium-Term Notes, Ser. E,
                       7.00%, due 5/15/03                A3           A             3,002
         3,050         Household Finance Corp.,
                       Notes, 7.00%, due 8/1/03          A2           A             3,037
         2,900         Paine Webber Group Inc.,
                       Notes, 6.45%, due 12/1/03        Baa1        BBB+            2,859
         2,200         Morgan Stanley Dean Witter &
                       Co., Notes, 5.625%,
                       due 1/20/04                      Aa3          AA-            2,107
         1,000         Bank United Corp., Medium-Term
                       Notes, Ser. A, 8.00%,
                       due 3/15/09                      Ba2         BBB-              964
                                                                                 --------
                       TOTAL BANKS & FINANCIAL
                       INSTITUTIONS
                       (COST $26,877)                                              27,001
                                                                                 --------

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                               Rating(1)            Value(2)
   (000's omitted)                                     Moody's       S&P      (000's omitted)
---------------------                                  --------   ---------   ---------------
                       CORPORATE DEBT SECURITIES
                       (37.5%)
        $3,325         AT&T Capital Corp., Notes,
                       6.875%, due 1/16/01               A1          A+            $3,325
         1,125         Tyco International Group S.A.,
                       Notes, 6.125%, due 6/15/01       Baa1         A-             1,116
         1,000         WMX Technologies, Inc., Notes,
                       7.125%, due 6/15/01              Ba1          BBB              993
         1,780         CMS Energy Corp., Senior
                       Notes, 8.00%, due 7/1/01         Ba3          BB             1,761
         3,300         Telecom Argentina Stet-France
                       SA, Medium-Term Notes, 9.75%,
                       due 7/12/01                       B1         BBB-            3,321(4)
         2,290         Colonial Realty Limited
                       Partnership, Senior Notes,
                       7.50%, due 7/15/01               Baa3        BBB-            2,281
         1,220         USA Waste Services, Inc.,
                       Senior Notes, 6.125%,
                       due 7/15/01                      Ba1          BBB            1,196
         1,325         Cox Communications, Inc.,
                       Notes, 7.00%, due 8/15/01        Baa2         BBB            1,318
         3,300         Texas Utilities Co., Notes,
                       5.94%, due 10/15/01              Baa3         BBB            3,258
         2,080         Tyco International Ltd.,
                       Notes, 6.50%, due 11/1/01         A3          A-             2,069
         1,923         Marlin Water Trust, Senior
                       Secured Notes, 7.09%,
                       due 12/15/01                     Baa1         BBB            1,911(4)
         2,965         ICI Wilmington Inc.,
                       Guaranteed Notes, 7.50%,
                       due 1/15/02                      Baa2        BBB+            2,948
         2,835         Black & Decker Corp.,
                       Medium-Term Notes, Ser. A,
                       8.90%, due 1/21/02               Baa2         BBB            2,891
           945         Century Communications Corp.,
                       Senior Notes, 9.75%,
                       due 2/15/02                       B2          B+               933
           900         Ford Motor Credit Co., Global
                       Bonds, 6.50%, due 2/28/02         A2           A               896
         1,500         Xerox Capital (Europe) PLC,
                       Notes, 5.75%, due 5/15/02        Baa2        BBB-            1,110
         2,290         Sprint Capital Corp.,
                       Medium-Term Notes, 7.625%,
                       due 6/10/02                      Baa1        BBB+            2,306
         2,170         General Motors Acceptance
                       Corp., Medium-Term Notes,
                       6.30%, due 7/8/02                 A2           A             2,149

                                                                October 31, 2000
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                               Rating(1)            Value(2)
   (000's omitted)                                     Moody's       S&P      (000's omitted)
---------------------                                  --------   ---------   ---------------
       $   900         Comdisco, Senior Notes, 7.25%,
                       due 9/1/02                       Baa2         BBB            $ 675
         1,775         Commercial Credit Co., Notes,
                       6.375%, due 9/15/02              Aa3          AA-            1,763
         1,825         Fort James Corp., Senior
                       Notes, 6.50%, due 9/15/02        Baa2         BBB            1,790
         2,460         Conseco Inc., Notes, 8.50%,
                       due 10/15/02                      B1          BB-            1,931
           800         Reliant Energy Finance Co.,
                       Notes, 7.40%, due 11/15/02       Baa1         BBB              798(4)
         1,400         Valero Energy, Notes, 6.75%,
                       due 12/15/02                     Baa3        BBB-            1,364(4)
         1,375         American Standard Inc., Senior
                       Notes, 7.125%, due 2/15/03       Ba2          BB+            1,334
         1,000         Safeway Inc., Medium-Term
                       Notes, 8.57%, due 4/1/03         Baa2         BBB            1,026
         1,615         Cox Radio, Inc., Notes, 6.25%,
                       due 5/15/03                      Baa2         BBB            1,572
         1,000         Comdisco, Senior Notes, 9.50%,
                       due 8/15/03                      Baa2         BBB              740
            60         Core-Mark International, Inc.,
                       Senior Subordinated Notes,
                       11.375%, due 9/15/03              B3           B                57
         1,140         Associates Corp., Senior
                       Notes, 5.75%, due 11/1/03         A1          A+             1,106
         1,300         Unilever Capital Corp., Senior
                       Notes, 6.75%, due 11/1/03         A1          A+             1,294
         2,555         Akzo Nobel Inc., Guaranteed
                       Notes, 6.00%, due 11/15/03        A2          A-             2,473(4)
           705         Loomis Fargo & Co., Senior
                       Subordinated Notes, 10.00%,
                       due 1/15/04                       B3           B               675
         1,524         PDVSA Finance Ltd., Notes,
                       8.75%, due 2/15/04              Baa1(5)                      1,509
         2,000         Heller Financial, Inc., Notes,
                       6.00%, due 3/19/04                A3          A-             1,908
         1,285         Wells Fargo & Co., Notes,
                       6.625%, due 7/15/04              Aa2          A+             1,267
         2,400         Caterpillar Financial Services
                       Corp., Notes, 6.875%,
                       due 8/1/04                        A2          A+             2,379
           660         EOP Operating Limited
                       Partnership, Notes, 6.625%,
                       due 2/15/05                      Baa1        BBB+              638
         4,200         Heritage Media Corp., Senior
                       Subordinated Notes, 8.75%,
                       due 2/15/06                      Ba3          BB+            4,100
           735         Calpine Corp., Senior Notes,
                       7.625%, due 4/15/06             Ba1(6)      BB+(6)             709
           325         Jones Apparel Group, Senior
                       Notes, 7.875%, due 6/15/06       Baa2        BBB-              303

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 2000

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                               Rating(1)            Value(2)
   (000's omitted)                                     Moody's       S&P      (000's omitted)
---------------------                                  --------   ---------   ---------------
       $ 2,825         Time Warner Inc., Notes,
                       8.11%, due 8/15/06               Baa3         BBB         $  2,927
           680         Newport News Shipbuilding
                       Inc., Senior Subordinated
                       Notes, 9.25%, due 12/1/06        Ba3          B+               689
         2,000         Interpool, Inc., Notes, 7.20%,
                       due 8/1/07                      B1(7)       BB+(7)           1,444
         1,000         Thiokol Corp., Senior Notes,
                       6.625%, due 3/1/08                A3          A+               957
                                                                                 --------
                       TOTAL CORPORATE DEBT
                       SECURITIES (COST $76,217)                                   73,210
                                                                                 --------
                       FOREIGN GOVERNMENT SECURITIES
                       (1.0%)
         2,160         Republic of Argentina,
                       Floating Rate Notes, 7.625%,
                       due 3/31/05  (COST $1,998)        B1          BB             1,890
                                                                                 --------
                       REPURCHASE AGREEMENTS (1.5%)
         2,990         State Street Bank and Trust
                       Co. Repurchase Agreement,
                       6.55%, due 11/1/00, dated
                       10/31/00, Maturity Value
                       $2,990,544, Collateralized by
                       $3,050,000 Fannie Mae,
                       Medium-Term Notes, Ser. B,
                       6.23%, due 8/20/01 (Collateral
                       Value $3,079,945)  (COST
                       $2,990)                                                      2,990(8)
                                                                                 --------
                       TOTAL INVESTMENTS (98.7%)
                       (COST $195,332)                                            192,543(9)
                       Cash, receivables and other
                       assets, less liabilities
                       (1.3%)                                                       2,605
                                                                                 --------
                       TOTAL NET ASSETS (100.0%)                                 $195,148
                                                                                 --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 2000
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio
1) Credit ratings are unaudited.
2) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
3) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
4) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At October 31, 2000, these securities amounted to $13,067,000 or 6.7% of net assets.
5) Rated A by Fitch Investors Services, Inc.
6) Rated BBB- by Fitch Investors Services, Inc.
7) Rated BBB by Fitch Investors Services, Inc.
8) At cost, which approximates market value.
9) At October 31, 2000, the cost of investments for U.S. Federal income tax purposes was $195,332,000. Gross unrealized appreciation of investments was $769,000 and gross unrealized depreciation of investments was $3,558,000, resulting in net unrealized depreciation of $2,789,000, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                     October 31,
(000'S OMITTED)                                         2000
                                                    -------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments     $    192,543
      Cash                                                     6
      Interest receivable                                  2,670
      Receivable for securities sold                           9
      Prepaid expenses and other assets                        6
                                                    -------------
                                                         195,234
                                                    -------------
LIABILITIES
      Accrued expenses                                        44
      Payable to investment manager (Note B)                  42
                                                    -------------
                                                              86
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $    195,148
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $    197,937
      Net unrealized depreciation in value of
        investment securities                             (2,789)
                                                    -------------
NET ASSETS                                          $    195,148
                                                    -------------
*Cost of investments                                $    195,332
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                       For the
                                                        Year
                                                        Ended
                                                     October 31,
(000'S OMITTED)                                         2000
                                                     -----------
INVESTMENT INCOME
    Interest income                                  $   16,585
                                                     -----------
    Expenses:
      Investment management fee (Note B)                    579
      Custodian fees (Note B)                               113
      Auditing fees                                          26
      Legal fees                                             22
      Trustees' fees and expenses                            16
      Accounting fees                                        10
      Insurance expense                                       4
      Miscellaneous                                           1
                                                     -----------
        Total expenses                                      771
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                         (15)
                                                     -----------
        Total net expenses                                  756
                                                     -----------
        Net investment income                            15,829
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
      sold                                               (8,545)
    Net realized loss on financial futures
      contracts (Note A)                                     (4)
    Net realized loss on foreign currency
      transactions (Note A)                                (685)
    Change in net unrealized depreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts (Note A)                 3,924
                                                     -----------
        Net loss on investments                          (5,310)
                                                     -----------
        Net increase in net assets resulting from
          operations                                 $   10,519
                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                     Year
                                                    Ended
                                                 October 31,
(000'S OMITTED)                               2000          1999
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    15,829   $    20,055
    Net realized loss on investments           (9,234)       (4,032)
    Change in net unrealized
      appreciation (depreciation) of
      investments                               3,924        (8,500)
                                          --------------------------
    Net increase in net assets resulting
      from operations                          10,519         7,523
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  92,710        44,610
    Reductions                               (178,208)     (138,662)
                                          --------------------------
    Net decrease in net assets resulting
      from transactions in investors'
      beneficial interests                    (85,498)      (94,052)
                                          --------------------------
NET DECREASE IN NET ASSETS                    (74,979)      (86,529)
NET ASSETS:
    Beginning of year                         270,127       356,656
                                          --------------------------
    End of year                           $   195,148   $   270,127
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 2000
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Limited Maturity Bond Portfolio (the "Portfolio") is a separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in the Portfolio and other portfolios of Managers Trust.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
7) EXPENSE ALLOCATION: The Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
8) FINANCIAL FUTURES CONTRACTS: The Portfolio may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For U.S. Federal income tax purposes, the futures transactions undertaken by the Portfolio may cause the Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the

   Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Portfolio's taxable income.
      During the year ended October 31, 2000, the Portfolio had entered into various financial futures contracts. At October 31, 2000, there were no open positions.
9) REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements with institutions that the Portfolio's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Portfolio requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Portfolio to obtain those securities in the event of a default under the repurchase agreement. The Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, the Portfolio pays Management a fee at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $15,393.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 2000, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $233,220,000 and $311,551,000, respectively.
   During the year ended October 31, 2000, the Portfolio had entered into various contracts to deliver currencies at specified future dates. At
October 31, 2000, there were no open contracts.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                         Year Ended October 31,
                                              2000      1999      1998      1997      1996
                                             ----------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                           .33%      .31%      .33%      .33%      .33%
                                             ----------------------------------------------
    Net Expenses                                .32%      .31%      .33%      .33%      .33%
                                             ----------------------------------------------
    Net Investment Income                      6.78%     6.35%     6.38%     6.70%     6.45%
                                             ----------------------------------------------
Portfolio Turnover Rate                         105%      102%       44%       89%      169%
                                             ----------------------------------------------
Net Assets, End of Year (in millions)        $195.1    $270.1    $356.7    $293.0    $267.3
                                             ----------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger Berman Limited Maturity Bond Portfolio

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Neuberger Berman Limited Maturity Bond Portfolio, a series of Income Managers Trust (the "Trust"), as of
October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of Income Managers Trust at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 4, 2000

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

-C-2000 Neuberger Berman Management Inc.

OFFICERS AND TRUSTEES

John Cannon
 TRUSTEE
Faith Colish
 TRUSTEE
Walter G. Ehlers
 TRUSTEE
C. Anne Harvey
 TRUSTEE
Barry Hirsch
 TRUSTEE
Michael M. Kassen
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
Howard A. Mileaf
 TRUSTEE
Edward I. O'Brien
 TRUSTEE
John P. Rosenthal
 TRUSTEE
William E. Rulon
 TRUSTEE
Cornelius T. Ryan
 TRUSTEE
Tom D. Seip
 TRUSTEE
Gustave H. Shubert
 TRUSTEE
Candace L. Straight
 TRUSTEE
Peter P. Trapp
 TRUSTEE
Peter E. Sundman
 PRESIDENT AND TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

Notice to Shareholders (Unaudited)

   Under most state tax laws, mutual fund dividends which are derived from direct investments in U.S. Government obligations are not taxable, as long as a Fund meets certain requirements. Some states require that a Fund must provide shareholders with a written notice, within 60 days of the close of a Fund's taxable year, designating the portion of the dividends which represents interest which those states consider to have been earned on U.S. Government obligations. The chart below shows the percentage of income derived from such investments for the twelve months ended October 31, 2000. This information should not be used to complete your tax returns.

                                                   CALIFORNIA,
                                                 CONNECTICUT, AND              ALL OTHER
NEUBERGER BERMAN                                     NEW YORK        MAINE      STATES
----------------------------------------------------------------------------------------
LIMITED MATURITY BOND TRUST                             0.0%            7.9%       8.1%

   In January 2001 you will receive information to be used in filing your 2000 tax returns, which will include a notice of the exact tax status of all dividends paid to you by the Fund during calendar 2000. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

[NEUBERGER BERMAN LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264
www.nbfunds.com

[RECYCLE SYMBOL] A0106 12/00



KIRKPATRICK & LOCKHART LLP                        1800 Massachusetts Avenue, NW
                                                  Second Floor
                                                  Washington, DC 20036-1800
                                                  202.778.9000
                                                  www.kl.com
                                                  ----------

                                December 28, 2000


EDGAR FILING
------------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

           Re:       Neuberger Berman Income Trust:
                     Neuberger Berman Limited Maturity Bond Trust
                     1933 Act File No. 33-62872
                     1940 Act File No. 811-7724
                     --------------------------------------------------------


Dear Sir or Madam:

           Transmitted herewith for filing is the Annual Report to Shareholders of the above-referenced series Neuberger Berman Income Trust for the fiscal year ended October 31, 2000. This filing is being made pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 thereunder.

           If you should have any questions regarding this filing, please contact the undersigned.

                                                    Sincerely,

                                                    /s/ Fatima Sulaiman
                                                    -------------------
                                                    Fatima Sulaiman

Enclosures